Non-consolidated variable interest entities - Additional Information (Detail) (USD $)	3 Months Ended			3 Months Ended
	Sep. 30, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2013 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2012 Prlp2011 Holdings Llc Joint Venture [Member]	Mar. 31, 2013 PR Asset Portfolio 2013-1 International, LLC [Member]	Dec. 31, 2013 PR Asset Portfolio 2013-1 International, LLC [Member]	Dec. 31, 2013 Fnma Gnma Fhlmc Vie [Member]	Dec. 31, 2012 Fnma Gnma Fhlmc Vie [Member]
Variable Interest Entity [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement						$ 9,200,000,000	$ 9,200,000,000
Equity Method Investment Ownership Percentage	24.90%	24.90%	24.90%	24.90%	24.90%
Equity Method Investment, Underlying Equity in Net Assets	16,000,000			31,000,000
Loans Receivable, Description of Variable Rate Basis	5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points			5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points
Variable Interest Entity, Qualitative or Quantitative Information, Size of VIE	In September of 2011, BPPR sold construction and commercial real estate loans with a fair value of $148 million			On March 25, 2013, BPPR completed a sale of assets with a book value of $509.0 million, of which $500.6 million were in non-performing status
Purchase Price Of Loans	57.00%			57.00%
Financed Closing Costs	2,000,000
Carrying Amount Of Acquisition Loan Before Financed Closing Costs	84,000,000
Carrying Amount Of Acquisition Loan After Financed Closing Costs	86,000,000			182,400,000
Total Working Capital Line	20,000,000			30,000,000
Total Advance Facility	68,500,000			35,000,000
Cash Received From Investee	48,000,000			92,300,000
Net Equity Of Investee	63,000,000			124,000,000
Fair Value Of Assets Sold	148,000,000			306,000,000
Assets Sold				$ 509,000,000